Business, Basis of Presentation, and Significant Accounting Policies - Revisions (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
Revisions—As part of our continuing initiative to improve controls in our business processes and confirm the accuracy of our data relating to blocks of businesses acquired from Aviva USA as well as deposits since the acquisition, we identified an error in May 2017 relating to the impact of certain inputs used to calculate certain actuarial balances, which had the result of misstating our net investment earned rate used in the amortization calculation of deferred acquisition costs and the change in future policy benefits. We have revised our consolidated financial statements, notes, and schedules for the years ended December 31, 2016, 2015 and 2014, as a result of correcting this error and other immaterial errors. We assessed the materiality of these errors and concluded these errors are not material to the consolidated financial statements as a whole. However, we elected to revise the consolidated financial statements to increase their accuracy, as well as provide consistency and comparability with balances and activities to be reported in future periods.

The following is a summary of the only impacts of the revisions on the consolidated balance sheets:

	December 31, 2016
(In millions)	As Previously Reported	Revisions	As Adjusted
Assets
Deferred acquisition costs, deferred sales inducements and value of business acquired	$2,964	$(24)	$2,940
Deferred tax assets	369	3	372
Total assets	$86,720	$(21)	$86,699
Liabilities and Equity
Liabilities
Future policy benefits	$14,569	$23	$14,592
Other liabilities	685	3	688
Total liabilities	79,814	26	79,840
Equity
Retained earnings	3,117	(47)	3,070
Total Athene Holding Ltd. shareholders' equity	6,905	(47)	6,858
Noncontrolling interest	1	—	1
Total equity	6,906	(47)	6,859
Total liabilities and equity	$86,720	$(21)	$86,699

	December 31, 2015
(In millions)	As Previously Reported	Revisions	As Adjusted
Assets
Deferred acquisition costs, deferred sales inducements and value of business acquired	$2,663	$(11)	$2,652
Deferred tax assets	606	3	609
Total assets	$80,854	$(8)	$80,846
Liabilities and Equity
Liabilities
Interest sensitive contract liabilities	$57,296	$(7)	$57,289
Future policy benefits	14,540	7	14,547
Other liabilities	776	2	778
Total liabilities	75,491	2	75,493
Equity
Retained earnings	2,318	(10)	2,308
Total Athene Holding Ltd. shareholders' equity	5,362	(10)	5,352
Noncontrolling interest	1	—	1
Total equity	5,363	(10)	5,353
Total liabilities and equity	$80,854	$(8)	$80,846

The following is a summary of the only impacts of the revisions on the consolidated statements of income:

	Year ended December 31, 2016
(In millions, except per share data)	As Previously Reported	Revisions	As Adjusted
Revenue
Net investment income	$2,916	$(2)	$2,914
Total revenues	4,107	(2)	4,105
Benefits and Expenses
Interest sensitive contract benefits	1,293	3	1,296
Amortization of deferred sales inducements	40	(1)	39
Future policy and other policy benefits	1,043	16	1,059
Amortization of deferred acquisition costs and value of business acquired	304	14	318
Policy and other operating expenses	615	3	618
Total benefits and expenses	3,354	35	3,389
Income before income taxes	753	(37)	716
Income tax expense (benefit)	(52)	—	(52)
Net income	805	(37)	768
Less: Net income attributable to noncontrolling interests	—	—	—
Net income available to Athene Holding Ltd. shareholders	$805	$(37)	$768

Earnings per share
Basic – Classes A, B and M-1	$4.31	$(0.20)	$4.11
Diluted – Class A	4.21	(0.19)	4.02
Diluted – Class B	4.31	(0.20)	4.11
Diluted – Class M-1	0.21	(0.01)	0.20

	Year ended December 31, 2015
(In millions, except per share data)	As Previously Reported	Revisions	As Adjusted
Revenue
Net investment income	$2,508	$2	$2,510
Total revenues	2,616	2	2,618
Benefits and Expenses
Interest sensitive contract benefits	690	(1)	689
Amortization of deferred sales inducements	20	1	21
Future policy and other policy benefits	517	1	518
Amortization of deferred acquisition costs and value of business acquired	203	3	206
Total benefits and expenses	2,024	4	2,028
Income before income taxes	592	(2)	590
Income tax expense (benefit)	14	(2)	12
Net income	578	—	578
Less: Net income attributable to noncontrolling interests	16	—	16
Net income available to Athene Holding Ltd. shareholders	$562	$—	$562

Earnings per share
Basic – Classes A and B	$3.21	$—	$3.21
Diluted – Class A	3.21	—	3.21
Diluted – Class B	3.21	—	3.21

	Year ended December 31, 2014
(In millions, except per share data)	As Previously Reported	Revisions	As Adjusted
Revenue
Investment related gains (losses)	$1,210	$1	$1,211
Total revenues	4,100	1	4,101
Benefits and Expenses
Future policy and other policy benefits	696	4	700
Amortization of deferred acquisition costs and value of business acquired	119	5	124
Total benefits and expenses	3,568	9	3,577
Income before income taxes	532	(8)	524
Income tax expense (benefit)	54	(1)	53
Net income	478	(7)	471
Less: Net income attributable to noncontrolling interests	15	—	15
Net income available to Athene Holding Ltd. shareholders	$463	$(7)	$456

Earnings per share
Basic – Classes A and B	$3.58	$(0.06)	$3.52
Diluted – Class A	3.52	(0.05)	3.47
Diluted – Class B	3.52	(0.05)	3.47

For the years ended December 31, 2016, 2015 and 2014, the only impact to the consolidated statements of comprehensive income were the revisions to net income for the corresponding year, as presented above.

We revised the consolidated statements of equity for the years ended December 31, 2016, 2015 and 2014, for the changes to net income, as presented above. In addition, the balance of retained earnings was revised from $1,343 million to $1,340 million as of December 31, 2013, as a result of revisions to periods prior to 2014.

The following is a summary of the only impacts of the revisions on the consolidated statements of cash flows:

	Year ended December 31, 2016
(In millions)	As Previously Reported	Revisions	As Adjusted
Cash flows from operating activities
Net income	$805	$(37)	$768
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs and value of business acquired	304	14	318
Amortization of deferred sales inducements	40	(1)	39
Stock-based compensation	81	3	84
Changes in operating assets and liabilities:
Interest sensitive contract liabilities	918	7	925
Future policy benefits, other policy claims and benefits, dividends payable to policyholders and reinsurance recoverable	328	16	344
Other assets and liabilities	(20)	(2)	(22)
Net cash provided by operating activities	1,199	—	1,199
Cash flows from investing activities
Net cash used in investing activities	(2,602)	—	(2,602)
Cash flows from financing activities
Net cash provided by financing activities	1,155	—	1,155
Effect of exchange rate changes on cash and cash equivalents	(13)	—	(13)
Net decrease in cash and cash equivalents	(261)	—	(261)
Cash and cash equivalents at beginning of year[1]	2,720	—	2,720
Cash and cash equivalents at end of year[1]	$2,459	$—	$2,459

[1] Includes cash and cash equivalents of consolidated variable interest entities

	Year ended December 31, 2015
(In millions)	As Previously Reported	Revisions	As Adjusted
Cash flows from operating activities
Net income	$578	$—	$578
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs and value of business acquired	203	3	206
Amortization of deferred sales inducements	20	1	21
Deferred income tax expense	33	(2)	31
Changes in operating assets and liabilities:
Interest sensitive contract liabilities	879	(5)	874
Future policy benefits, other policy claims and benefits, dividends payable to policyholders and reinsurance recoverable	(574)	1	(573)
Other assets and liabilities	(58)	2	(56)
Net cash provided by operating activities	1,049	—	1,049
Cash flows from investing activities
Net cash used in investing activities	(52)	—	(52)
Cash flows from financing activities
Other financing activities, net	21	(33)	(12)
Net cash used in financing activities	(911)	(33)	(944)
Effect of exchange rate changes on cash and cash equivalents	(4)	—	(4)
Net increase in cash and cash equivalents	82	(33)	49
Cash and cash equivalents at beginning of year[1]	2,638	33	2,671
Cash and cash equivalents at end of year[1]	$2,720	$—	$2,720

[1] Includes cash and cash equivalents of consolidated variable interest entities

	Year ended December 31, 2014
(In millions)	As Previously Reported	Revisions	As Adjusted
Cash flows from operating activities
Net income	$478	$(7)	$471
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs and value of business acquired	119	5	124
Deferred income tax expense	138	(1)	137
Changes in operating assets and liabilities:
Future policy benefits, other policy claims and benefits, dividends payable to policyholders and reinsurance recoverable	(702)	4	(698)
Funds withheld assets and liabilities	—	(1)	(1)
Net cash provided by operating activities	599	—	599
Cash flows from investing activities
Net cash provided by investing activities	1,332	—	1,332
Cash flows from financing activities
Other financing activities, net	42	33	75
Net cash used in financing activities	(2,328)	33	(2,295)
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net decrease in cash and cash equivalents	(397)	33	(364)
Cash and cash equivalents at beginning of year[1]	3,035	—	3,035
Cash and cash equivalents at end of year[1]	$2,638	$33	$2,671

[1] Includes cash and cash equivalents of consolidated variable interest entities